Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Supplemental Cash Flow Disclosures

NOTE 16 SUPPLEMENTAL CASH FLOW DISCLOSURES

Following are supplemental cash flow disclosures regarding interest paid and income taxes paid.

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Interest paid	$44,048	$55,580	$59,049
Income taxes paid (refunded)	$(58,609)	$(54,469)	$53,050

Following are supplemental cash flow disclosures regarding transactions related to stock-based compensation awards:

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Common Shares withheld (1)	92,846	120,250	310,388

Aggregate value of Common Shares withheld	$3,604	$5,952	$13,527

Cash receipts upon exercise of stock options	900	5,447	3,574
Cash disbursements for payment of taxes (2)	(3,105)	(3,512)	(3,065)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$(2,205)	$1,935	$509

(1)	Such shares were withheld to cover the exercise price of stock options, if applicable, and required tax withholdings.

(2)	In certain situations, U.S. Cellular withholds shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. U.S. Cellular then pays the amount of the required tax withholdings to the taxing authorities in cash.